Acquisitions and Divestitures - Additional Information (Detail) $ in Millions, $ in Billions	Dec. 20, 2018 CAD ($)	Sep. 01, 2018 USD ($)	Jul. 06, 2018 CAD ($)	Jan. 31, 2019 CAD ($)	Oct. 03, 2018 CAD ($)	Sep. 01, 2018 CAD ($)	Jul. 06, 2018 USD ($)
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary after tax	$ 400.0
Common equity tier one capital ratio	0.20%
Citibank's consumer and small and medium enterprise operations [member]
Disclosure of detailed information about business combination [line items]
Assets acquired				$ 2,000.0
Liabilities assumed				$ 1,400.0
BBVA Chile [member]
Disclosure of detailed information about business combination [line items]
Assets acquired			$ (2,272.0)
Proportion of ownership interest		75.50%
Business acquisition, purchase price			$ 2,929.0				$ 2.2
Proportion of consolidated			100.00%
Non-controlling interest			31.80%
Payment made by minority shareholder to increase pro forma ownership		$ 0.4
Non-controlling interest			$ 677.0			$ 700.0
BBVA Chile [member] | Banco Bilbao Vizcaya Argentaria [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			68.20%
BBVA Chile [member] | BBVA Seguros Vida S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			100.00%
BBVA Chile [member] | Servicios Corporativos S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			100.00%
BBVA Chile [member] | Inmobiliaria e Inversiones S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			68.10%
BBVA Chile [member] | Inversiones DCV S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			4.10%
MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Assets acquired					$ (97.0)
Business acquisition, purchase price					$ 2,700.0